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UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06516

American Municipal Term Trust Inc. – III

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402

(Address of principal executive offices)	(Zip code)

Kathleen L. Prudhomme, Deputy General Counsel U.S. Bancorp Asset Management 800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code:	612-303-3738

Date of fiscal year end:	12/31/03

Date of reporting period:	7/1/03 – 6/30/04

Item 1.     Proxy Voting Record.

The registrant held no securities during the period covered by this report. Accordingly, there are no proxy votes to report.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Municipal Term Trust Inc. – III

By (Signature and Title)*	/s/ Joseph M. Ulrey III

Joseph M. Ulrey III, Treasurer

Date	November 5, 2004

*Print the name and title of each signing officer under his or her signature.